OTHER COMMITMENTS AND CONTINGENCIES (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position [Abstract]
Book value of vessels secured against long-term loans and capital leases	$ 1,436,215,000	$ 1,192,779,000
Accrued gain or loss on terminated contracts	200,000
Expected Cost Of Modification And Drydocking	25,000,000
Loss Contingency, Damages Sought, Value	$ 9,600,000